BUSINESS ACQUISITIONS (American Apparel) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 08, 2017	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 115,776	$ 163,947
American Apparel, LLC
Disclosure of detailed information about business combination [line items]
Final cash bid	$ 88,000
Cash consideration paid at closing, net of cash acquired	98,541
Inventories	11,052
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 91,900
Deposit for business acquisition, held in other non-current assets				$ 6,600
Net sales of acquiree		49,100
Net earnings of acquiree		1,000
Revenue of combined entity as if combination occurred at beginning of period		2,755,600
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 361,200